Certain Relationships and Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Person	Dec. 28, 2013
Related Party Transaction [Line Items]
Number of related party members in board of directors	1
Number of outside members in board of directors	5
Number of CEOs in board of directors	1
Non refundable advisory fees receivable each year if it is more than specified percentage of EBITDA	$ 3.0
Percentage of non refundable advisory fees receivable each year if it is more than specified amount	2.00%
Selling, general and administrative expenses
Related Party Transaction [Line Items]
Advisory fee	5.2
Special Charges Net
Related Party Transaction [Line Items]
Advisory and management services fees		3.2
Fiberweb
Related Party Transaction [Line Items]
Non refundable advisory fees receivable each year if it is more than specified percentage of EBITDA		3.0
Advisory fee	2.5
Minimum [Member] | Selling, general and administrative expenses
Related Party Transaction [Line Items]
Advisory fee	$ 3.0